ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued employee welfare expense		$ 100,228	$ 65,027
Tax payables		50,803	48,841
Payables to fund management companies		26,381
Payables to corporate clients in relation to ESOP management services		16,492
Refund from depositary bank		12,689
Accrued advertising and promotion fee		10,862	1,390
Accrued professional fee		5,710	772
Accrued market information and data fee		5,646	2,947
Stamp duty, trading levy and trading fee payables		5,612	3,540
Contract liabilities		2,126	4,774
Accrued IPO fees and costs			18,138
Others		15,911	4,389
Total	$ 32,411	$ 252,460	$ 149,818